Citigroup Mortgage Loan Trust 2021-RP2 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1818	47.58%
Delinquency, No Missing Data	2003	52.42%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	3821	100.00%